Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Income Statement [Abstract]
Weighted average common shares outstanding, basic and diluted	18,134,610	14,759,745	12,449,807	17,256,256	12,125,464
Net loss per share attributable to common stockholders, basic and diluted	$ (0.02)	$ 0.00	$ 0.00	$ (0.03)	$ (0.02)